LOGO: Activa


Semiannual Report
June 30, 2001





Activa Money Market Fund
   Sub-Adviser: JP Morgan Chase & Co.

Activa Intermediate Bond Fund
   Sub-Adviser: Van Kampen Management, Inc.

Activa Value Fund
   Sub-Adviser: Wellington Management Co. LLP

Activa Growth Fund
   Sub-Adviser: State Street Research &
   Management Company

Activa International Fund
   Sub-Adviser: Nicholas-Applegate
   Capital Management



A selection of stock, bond, and money market funds, managed by professional advisers, which are designed to help investors meet their financial goals.



LOGO: Activa Mutual Funds

Activa Mutual Funds Semiannual Report

Contents

                                                                            Page

SHAREHOLDER LETTER                                                             1

ACTIVA MONEY MARKET FUND                                                       2

ACTIVA INTERMEDIATE BOND FUND                                                  2

ACTIVA VALUE FUND                                                              3

ACTIVA GROWTH FUND                                                             3

ACTIVA INTERNATIONAL FUND                                                      4

SCHEDULE OF INVESTMENTS

   Activa Money Market Fund                                                    5

   Activa Intermediate Bond Fund                                               7

   Activa Value Fund                                                          10

   Activa Growth Fund                                                         16

   Activa International Fund                                                  19



                                                                            Page

STATEMENT OF ASSETS AND LIABILITIES                                           24

STATEMENT OF OPERATIONS                                                       25

STATEMENT OF CHANGES IN NET ASSETS                                            26

NOTES TO FINANCIAL STATEMENTS                                                 28



FINANCIAL HIGHLIGHTS                                                          32



Activa Mutual Funds
2905 Lucerne SE, Suite 200
Grand Rapids, Michigan 49546
(616) 787-6288 (800) 346-2670
www.activafunds.com

Semiannual Report

Dear Shareholder

I am pleased to provide you with the Activa Mutual Funds Semi-Annual Report to Shareholders for the period ending June 30, 2001.

During the first three months of 2001, stocks continued their decline as the economy slowed. The NASDAQ, with technology stocks in particular, incurred the largest losses as slowing PC sales and lower corporate investment in technology caused profit concerns in that sector. Value stocks outperformed growth stocks during the first quarter of 2001. During the 2nd quarter of 2001 investors began to feel more positive that the market had hit bottom and slowly began to invest in stocks. Stock indices advanced, with technology stocks leading the way. In contrast to the first quarter, growth stocks outperformed value stocks in the 2nd quarter. However, despite the upturn in stock markets, most indices remained in negative territory at the end of the first half of 2001, with the exception of small-cap stocks. Bonds continued to post strong positive returns during the first half of the year as a result of the Federal Reserve's reduction in interest rates and the weakness in equity markets. For more details on capital markets and how your Funds performed over the last six months, please review the performance discussion in the following pages.

With the current market volatility, many individual investors are delaying investing, trying to determine when the market will hit bottom, and when will it be a good time to jump back in. Investing gradually can be an effective way to both overcome the uncertainty about whether or when to invest, and to accumulate wealth over time. Investors can reduce the effects of market volatility by investing at regular intervals using a technique called dollar cost averaging.

Dollar cost averaging involves investing a fixed dollar amount into the same investment at regular intervals rather than in one lump sum. For example, you might invest $50 every month into a mutual fund for a year, rather than $600 at one time. By investing the same dollar amount on a periodic basis in the same mutual fund, you may pay a lower average cost per share. This increases your potential to earn a profit because you automatically buy more shares when prices are low and fewer shares when prices are high. Although dollar cost averaging does not guarantee a profit, it does encourage discipline, eliminate the need to decide when to invest, and avoid the temptation to time the market.

One of the easiest ways to stick with a dollar cost averaging plan is to participate in an investment program that automatically makes periodic transfers of money from your bank account into your mutual fund. The Activa Mutual Funds are pleased to offer automatic transfers from your bank account into the Funds on a monthly or quarterly basis. You can choose the dollar amount ($50 minimum), the time periods, and the Funds you want to invest in. The rest is done automatically for you. Call an Activa Funds Shareholder Representative at 1-800-346-2670 to find out how you can set up an automatic investment plan.

Automatic investment plans is just one of the ways the Activa Funds attempt to make reaching your investment goals more convenient. At Activa Mutual Funds, our shareholders are very valuable to us. We are committed to ensuring that our shareholders are pleased with their decision to invest in our Funds.

Sincerely

/s/ James J. Rosloniec

James J. Rosloniec
President


                                         Activa Mutual Funds Semiannual Report 1

Activa Money Market Fund -- J.P. Morgan Chase & Co.

During the first half of 2001, fixed income markets were buffeted by the continued easing of monetary policy by the Fed, more aggressive than expected tax cuts, and the continued retrenchment of the capital spending boom. Economic growth remained under severe pressure with the industrial sector (technology sector in particular) feeling the brunt of the impact. With corporate profits being squeezed by rising labor and energy costs and the capital servicing requirements of higher debt burdens, capital spending growth continued to fall sharply into negative territory.

In this environment, the yield curve steepened significantly, with short rates declining to reflect the total reduction of 275 basis points in the Federal Funds rate during 2001. Longer rates increased to reflect recovering economic prospects and reduced government surplus. Three-month U.S. Treasury bills ended the 2nd quarter yielding 3.64%, down 65 basis points and thirty-year bond yields were up 30 basis points, ending at 5.75%.

The Activa Money Market Fund returned 2.31% versus the IBC/Donoghue Money Market Index return of 2.06%. Investment decisions during the first part of the year were dictated by an inverted LIBOR curve. The weighted average maturity of the portfolio was shortened to take advantage of the relatively high overnight rates. During the 2nd quarter, we restructured your portfolio, taking a more barbelled, rather than a laddered approach, by purchasing 1-month and 1-year securities. We added the longer duration securities to take advantage of the steepness in the LIBOR curve. Because the front end of the curve for the first time this year offered higher yields than the Fed Funds rate, we were able to invest in securities that added incremental yield to the portfolios.

A key contributor to excess return versus the benchmark was our allocation to asset-backed commercial paper. These securities will typically add 5 basis points of return versus the A1/P1+ offerings. The shorter weighted average maturity during the first quarter and then the timely extension of the portfolio also contributed to the positive performance.

With the impact of the inventory adjustment fading, most of the capital spending retrenchment behind us, an accommodative Fed, and tax cuts in consumers' pockets, we believe the most likely path for the economy is for recovery as we move through the second half of the year. In this environment, event risk for corporate credits should decline. Therefore, we expect credit spreads will likely continue to compress, though not at the same pace as earlier in the year. As markets begin to anticipate an end to the Fed's accommodative stance, interest rates will drift higher, and the yield curve will tend to flatten. We will continue to opportunistically purchase asset-backed commercial paper and look to maintain a barbell structure during the third quarter.


Activa Intermediate Bond Fund-- Van Kampen Management, Inc.

The first half of 2001 has been marked by the significant reduction in the Federal Funds rate, which has fallen from 6.50% to 3.75%. The rate reduction coupled with ongoing economic weakness has contributed to a solid first half performance for US fixed income market as measured by the Lehman Brothers Aggregate Bond Index. The corporate sector was the best performing sector as the Fed rate cuts alleviated overall credit concerns. The treasury sector trailed the "spread" sectors, but still contributed a positive total return. Despite the reduction in the Fed Funds rate, the 30-year U.S. Treasury yield stood at 5.75% versus 5.46% at year-end 2000.

The Lehman Brothers Aggregate Index returned 3.62% for the six months ended June 30, 2000. For the same six-month period, the corporate sector returned 5.38%. The second best performing sector was the asset-backed sector with a 4.41% return. The mortgage, agency and treasury sectors returned 3.78%, 3.06% and 1.95%, respectively.

The Activa Intermediate Bond Fund generated total returns of 3.58% for the six months period ended June 30, 2001. As of June 30, 2001, the Fund had a duration of approximately 4.8 years, which was comparable to the 4.7 year duration of the Fund's benchmark, the Lehman Brothers Aggregate Bond Index. With respect to relative sector weightings, the Fund held overweight positions in the asset-backed and corporate


2 Activa Mutual Funds Semiannual Report
sectors. The relative yield premiums offered by these sectors remain attractive and present attractive total return opportunities. We anticipate maintaining the current posture as we enter the second half of 2001.

The U.S. economy exhibited signs of a significant slowdown in real economic growth. The Federal Reserve Board has attempted to counter the slowdown through a series of rate reductions in the Fed Funds rate. We expect to see signs of the impact rate cuts will have beginning later this summer as lower interest rates work through the economic pipeline. With this in mind the second quarter is expected to be the weakest quarter for the year in terms of economic growth and corporate profits.



Activa Value Fund -- Wellington Mangement Co. LLP

During the first half of 2001, the Activa Value Fund returned -2.02% versus -1.26% for the Russell 1000 Value Index. While the Fund underperformed the benchmark in the first half of the year, longer-term performance remains favorable, with the Fund still 380 basis points ahead of the benchmark since Wellington Management assumed sub-advisory responsibility on December 31, 1999.

Stock selection in the first half of the year was strongest within the Financial and Industrial sectors. Performance of the Financial sector was particularly strong due to stock selection among high quality banks which benefited from continued rate cuts and a steepening yield curve. Top performing holdings included UnionBanCal Corporation, Wachovia, and Washington Mutual. Strong performers in Industrials included First Data Corporation and Canadian National Railway. Other top contributors to performance came from a variety of sectors, including Verizon Communications (Telecommunication Services), Family Dollar Stores (Consumer Discretionary), AT&T Liberty Media (Consumer Discretionary), and RJ Reynolds (Consumer Staples). Conversely, stock selection in Health Care, particularly in the equipment area, and in Utilities detracted from the Fund's performance. Examples of holdings that negatively impacted performance included CIGNA (Health Care), Pharmacia (Health Care), El Paso Corporation (Utilities), and Safeway (Consumer Staples).

We are confident that the outlook for the U.S. economy has improved considerably since the end of the first quarter. Due to aggressive monetary and fiscal stimulus, as well as benign inflation, we believe that real GDP growth will be +1.3% in 2001 with a stronger-than-consensus rebound of +4.0% in 2002. Since the beginning of the quarter, consensus 2001 operating profit estimates for the S&P 500 have declined closer to our estimate of -6% annual profit growth. Consensus 2001 profit estimates, despite the aggressive Fed action, have declined -11% year-to-date.

Outside of the technology sector, we anticipate improving conditions in the second half of this year, setting the stage for a stronger economy in 2002 and 2003. This recovery will begin as a result of positive fiscal and monetary stimulus and will be fueled by lower than expected inflation, a strong consumer, and rising corporate profits. Therefore, with an improving economic picture and more attractive valuations in many sectors, we have a positive outlook for the U.S. equity market.

In this environment, our outlook for large cap value stocks remains favorable. Value stocks have considerable exposure to non-technology-oriented cyclical sectors, which tend to outperform following a trough in industrial production growth. Thus, we believe that value should continue to perform well as the market begins to anticipate a recovery in the broader economy.


                                         Activa Mutual Funds Semiannual Report 3

Activa Growth Fund -- State Street Research & Management Company

For the first half of 2001, market returns were split between a difficult first quarter as the S&P 500 fell 11.9% and a rebound in the second quarter when the S&P gained 5.9%. The first three months of the year can be viewed as a continuation of the fourth quarter of last year as P/E's continued to contract, technology stocks continued their free fall and investors ran to the perceived safety of value stocks. Throughout the first half of 2001 earnings estimates for many of the traditional growth stocks in the index were revised down mercilessly.

The market's subsequent rebound represented a realization that many of these stocks began to look oversold. Growth outperformed value in the second quarter and, after three consecutive quarters as the S&P's weakest sector, technology stocks rose 12%. Software, computer hardware and semiconductor stocks all posted positive returns during the April to June period. Communications technology is the notable exception to this pattern as high profile earnings disappointments from Lucent, Nortel and JDS Uniphase propelled steep declines throughout the group. As the market assumed a more aggressive posture, defensive areas, which had performed well earlier in the year, lost some luster. Consumer Staples (drugs and food retailers) posted sizeable losses, while Consumer Discretionary stocks (communications, media and entertainment) were strong performers.

For the six months ended June 29, 2001 the Activa Growth portfolio returned -12.3% versus a decline of 6.7% for the S&P 500. Early in the first half the portfolio benefited from our exposure to Healthcare, Financial Services and by being underweight in Technology. Additionally, stock selection in the Healthcare sector helped returns but was offset by poor stock selection in Technology, Financial Services and Utilities. We began adding to our technology positions as the first half progressed, which aided performance later in the period. Emphasizing Consumer Discretionary stocks as well as good stock selection aided returns. However, our overweight in Utility and Healthcare stocks held back returns as the market assumed a more aggressive stance. Likewise poor stock selection in Consumer Staples and Financial Services hurt performance.

With our view that economic growth will turn up moderately in the second half, we are easing into a more offensive posture by adding to early cycle growth groups and de-emphasizing defensive positions. We have moved to overweight Producer Durables and Consumer Discretionary stocks and have moved to an underweight position in Consumer Staples. Although we are no longer underweight Technology stocks, we are maintaining below benchmark positions in computer and telecom equipment companies as we are with telecom utility stocks.


Activa International Fund -- Nicholas Applegate Capital Management

Over the last six months the global economy continued to slow and interest rates fell further. Although technology stocks began to rebound from 52-week lows, growth stocks fell out of investor favor, contributing to the portfolio's decline for the reporting period.

For the six months ended June 30, 2001, the portfolio fell 19.31% compared to the benchmark MSCI EAFE Index, which declined 14.6%. Stock selection in the technology sector contributed the most to underperformance. Stock selection in Japan also hurt performance. During the period, we shifted assets out of Japan early in the year, reducing exposure from 12.7% of the portfolio's holdings at the end of 2000 to 6.9% as of February 28, 2001. As the situation there seemed to improve with the election of Prime Minister Koizumi, we increased holdings to reach 13.9% as of June 30. As a result of our bottom-up stock selection process centered on positive, sustainable change, we identified opportunities in the United Kingdom and increased the percentage of UK equities from 16.7% to 19.3% during the period.

On a sector-by-sector basis, we increased the portfolio's consumer durables holdings focusing on the automotive equipment area. Meanwhile, we significantly reduced exposure to the beleaguered technology sector.

Despite a difficult environment for equity investors spanning more than a year now, we believe that international markets continue to offer compelling investment opportunities. The reasons for our optimism include falling interest rates, solid long-term fundamentals and attractive investment opportunities.


4  Activa Mutual Funds Semiannual Report

Activa Schedule of Investments
MONEY MARKET FUND 6/30/01 (Unaudited)

                                                                                % OF       SHARES OR                 MARKET
     SECURITY DESCRIPTION                                                INVESTMENTS       PAR VALUE                  VALUE
     --------------------                                                -----------     -----------       ----------------
CERTIFICATES OF DEPOSIT                                                         7.4%
     BNP PARIBAS NY 3.76% 12/10/01                                                         1,000,000       $      1,000,000
     CREDIT AGRICOLE INDOSUEZ 4.045% 05/23/02                                              1,000,000                999,956
     DEUTSCHE BANK 3.65% 09/17/01                                                          1,000,000              1,000,000
     WESTDEUTSCHE LANDESBANK 4.3% 05/01/02                                                 1,000,000              1,000,405
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  4,000,361
---------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER                                                               45.6%
     GE CAPITAL CORP. 4.09% 07/02/01                                                       1,500,000              1,499,829
     ABBEY NATIONAL NO. AMERICA 3.95% 08/08/01                                               500,000                497,915
     ABBEY NATIONAL NO. AMERICA 08/09/01                                                     410,000                408,157
     ATLANTIS ONE FUNDING 3.66% 12/21/01                                                   1,000,000                982,412
     BLUE RIDGE ASSET FUNDING 3.85% 07/18/01                                               1,000,000                998,182
     COMMERZ EUROPE 07/24/01                                                               1,000,000                997,291
     DANSKE CORP. 07/25/01                                                                 1,000,000                997,193
     ENTERPRISE FUNDING 3.98% 07/09/01                                                     1,000,000                999,116
     EUREKA SECURITIZATION 08/31/01                                                        1,000,000                993,595
     FAIRWAY FINANCE CORP. 3.95% 08/16/01                                                  1,000,000                994,953
     FALCON ASSET SECURITIZATION 3.71% 07/31/01                                            1,063,000              1,059,714
     GRAND FUNDING, INC. 3.95% 07/11/01                                                    1,000,000                998,903
     JUPITER SECURITIZATION CORP. 07/23/01                                                 1,000,000                997,378
     LIBERTY STREET FUNDING 4.0% 07/09/01                                                  1,000,000                999,111
     MONTE ROSA CAPITAL CORP. 4.0% 07/05/01                                                1,000,000                999,556
     OLD LINE FUNDING CORP. 4.09% 07/05/01                                                   623,000                622,717
     QUINCY CAPITAL CORP. 3.74% 07/24/01                                                   1,170,000              1,167,204
     SHEFFIELD RECEIVABLES CORP. 3.85% 07/20/01                                            1,000,000                997,968
     SPECIAL PURPOSE ACCTS. REC. 4.01% 07/03/01                                            1,000,000                999,777
     STATE STREET BANK & TRUST 4.15% 07/02/01                                              1,500,000              1,499,827
     SWEDISH NAT'L. HOUSING FINAN. 3.98% 08/07/01                                          1,000,000                995,909
     SWISS RE. FINANCIAL PRODUCTS  3.93% 08/13/01                                          1,000,000                995,306
     TULIP FUNDING CORP. 3.95% 08/14/01                                                    1,000,000                995,172
     WINDMILL FUNDING 3.95% 07/06/01                                                       1,000,000                999,451
     TEXACO, INC. 3.90% 07/16/01                                                           1,000,000                998,375
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 24,695,011
---------------------------------------------------------------------------------------------------------------------------

FEDERAL HOME LOAN BANK                                                          3.7%
     FHLB 4.125% 05/14/02                                                                  1,000,000                999,913
     FHLB 4.30% 05/23/02                                                                   1,000,000              1,000,000
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  1,999,913
---------------------------------------------------------------------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION                                          25.8%
     FNMA DN 07/12/01                                                                      2,000,000              1,997,464
     FNMA DN 4.15% 07/19/01                                                                5,000,000              4,989,625
     FNMA DN 4.13% 07/26/01                                                                5,000,000              4,985,660
     FNMA DN 09/07/01                                                                      1,000,000                991,764
     FNMA DN 3.65% 12/13/01                                                                1,000,000                983,271
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 13,947,784
---------------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.


                                         Activa Mutual Funds Semiannual Report 5


Activa Schedule of Investments continued
MONEY MARKET FUND 6/30/01 (Unaudited)

                                                                                % OF       SHARES OR                 MARKET
     SECURITY DESCRIPTION                                                INVESTMENTS       PAR VALUE                  VALUE
     --------------------                                                -----------     -----------       ----------------
FEDERAL FARM CREDIT BANK                                                        6.4%
     FFCB DN 3.94% 07/02/01                                                                3,454,000              3,453,622

CORPORATE BONDS                                                                11.1%
     BAYER HYPO VEREINSBANK 3.7925% 06/28/02                                               1,000,000                999,678
     CANADIAN IMPERIAL BANK NY 4.055% 06/11/02                                             1,000,000                999,906
     MERITA BANK 4.06% 05/21/02                                                            1,000,000              1,000,000
     NORWEST FINANCIAL, INC. 4.12% 07/20/01                                                1,000,000                999,975
     CITIGROUP 3.96% 07/12/02                                                              1,000,000              1,000,000
     WALMART STORES 3.66% 12/27/01                                                         1,000,000                999,760
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  5,999,319
---------------------------------------------------------------------------------------------------------------------------

TOTAL SHORT TERM OBLIGATIONS - 100% (Cost $54,096,010)                                                     $     54,096,010
===========================================================================================================================



      The accompanying notes are an integral part of these financial statements.

6 Activa Mutual Funds Semiannual Report


Activa Schedule of Investments
INTERMEDIATE BOND FUND 6/30/01 (Unaudited)

                                                                                % OF       SHARES OR                 MARKET
     SECURITY DESCRIPTION                                                INVESTMENTS       PAR VALUE                  VALUE
     --------------------                                                -----------     -----------       ----------------
US TREASURY NOTES                                                               5.5%
     US TREASURY NOTES 6.875% 05/15/06                                                     8,000,000       $      8,626,800
---------------------------------------------------------------------------------------------------------------------------

US TREASURY BONDS                                                               1.6%
     US TREASURY BONDS 8.125% 08/15/19                                                     2,000,000              2,490,320
---------------------------------------------------------------------------------------------------------------------------

FEDERAL HOME LOAN MORTGAGE                                                     10.0%
     FHLMC 8.0% 03/01/30                                                                   3,231,800              3,338,837
     FHLMC 6.5% 05/01/29                                                                   2,746,917              2,709,999
     FHLMC 6.5% 12/15/22                                                                   2,500,000              2,519,737
     FHLMC 6.5% 03/15/24                                                                   3,000,000              3,043,860
     FHLMC 6.5% 08/15/24                                                                   4,000,000              4,048,760
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 15,661,193
---------------------------------------------------------------------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION                                          20.7%
     FNMA 6.625% 09/15/09                                                                  7,500,000              7,781,250
     FNMA 6.5% 09/25/23                                                                    5,000,000              5,079,425
     FNMA 6.5% 09/18/24                                                                    2,800,000              2,822,988
     FNMA 6.5% 09/01/29                                                                    2,265,873              2,231,885
     FNMA 6.0% 04/01/14                                                                    1,231,696              1,213,985
     FNMA 6.0% 02/01/29                                                                    3,045,575              2,927,559
     FNMA 6.0% 01/01/29                                                                    4,348,685              4,180,173
     FNMA 6.5% 03/01/29                                                                    1,955,690              1,926,354
     FNMA 6.5% 03/01/29                                                                    2,080,973              2,049,758
     FNMA 6.0% 04/01/14                                                                    2,189,768              2,158,279
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 32,371,656
---------------------------------------------------------------------------------------------------------------------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION                                        7.2%
     GNMA 6.5% 05/15/29                                                                    4,488,422              4,446,321
     GNMA 7.0% 12/15/28                                                                    2,295,123              2,318,786
     GNMA 7.0% 09/15/29                                                                    4,395,319              4,440,635
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 11,205,742
---------------------------------------------------------------------------------------------------------------------------

CORPORATE BONDS - 54.0%
AIRLINES                                                                        0.6%
     DELTA AIR LINES 10.125% 05/15/10                                                        925,000                985,125
---------------------------------------------------------------------------------------------------------------------------

AUTOMOTIVE                                                                      1.5%
     BORG-WARNER AUTOMOTIVE 8.0% 10/01/19                                                  1,810,000              1,771,537
     DAIMLERCHRYSLER NA HOLDING 7.4% 01/20/05                                                500,000                520,000
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  2,291,537
---------------------------------------------------------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.

                                         Activa Mutual Funds Semiannual Report 7



Activa Schedule of Investments continued
INTERMEDIATE BOND FUND 6/30/01 (Unaudited)
                                                                                % OF       SHARES OR                 MARKET
     SECURITY DESCRIPTION                                                INVESTMENTS       PAR VALUE                  VALUE
     --------------------                                                -----------     -----------       ----------------
BANKING                                                                         9.8%
     BUSCH ISSUANCE LIMITED 7.625% 11/03/09                                                1,000,000              1,032,500
     BANK OF AMERICA 7.8% 02/15/10                                                         2,000,000              2,127,500
     BANK ONE CORP. 6.0% 02/17/09                                                          1,000,000                953,750
     BANK BOSTON NA 6.375% 04/15/08                                                        1,260,000              1,245,825
     CHASE CREDIT CARD MASTER TRUST 6.66% 01/15/07                                         5,000,000              5,189,040
     FRST CHICAGO NBD 7.0% 10/16/06                                                        1,380,000              1,400,700
     LEHMAN BROTHERS HOLDINGS, INC. 8.25% 06/15/07                                         1,750,000              1,875,820
     NATIONAL AUSTRALIA BANK 8.6% 05/19/10                                                   750,000                837,187
     NATIONAL WESTMINISTER BANK 7.375% 10/01/09                                              650,000                680,875
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 15,343,197
---------------------------------------------------------------------------------------------------------------------------

BROADCASTING                                                                    0.7%
     CLEAR CHANNEL 7.65% 09/15/10                                                          1,025,000              1,058,312
---------------------------------------------------------------------------------------------------------------------------

CONSUMER GOODS AND SERVICES                                                     0.7%
     UNILEVER CAPITAL 6.875% 11/01/05                                                      1,000,000              1,043,750
---------------------------------------------------------------------------------------------------------------------------

ELECTRIC UTILITY                                                                6.0%
     PECO ENERGY TRANSITION TRUST 6.52% 12/31/10                                           5,385,000              5,372,439
     SOUTH CAROLINA ELECTRIC & GAS 6.125% 03/01/09                                         1,500,000              1,449,375
     VIRGINIA ELECTRIC POWER 5.75% 03/31/06                                                1,540,000              1,516,900
     WPS RESOURCES COMPANY 7.0% 11/01/09                                                   1,000,000              1,026,250
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  9,364,964
---------------------------------------------------------------------------------------------------------------------------

ENTERTAINMENT                                                                   1.1%
     WALT DISNEY COMPANY 5.8% 10/27/08                                                       200,000                195,000
     VIACOM 7.7% 07/30/10                                                                  1,500,000              1,584,375
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  1,779,375
---------------------------------------------------------------------------------------------------------------------------

FINANCIAL SERVICES                                                             21.4%
     AMERICAN EXPRESS CREDIT ACCT. 5.6% 11/15/06                                           4,450,000              4,502,821
     CITIGROUP, INC. 5.75% 05/10/06                                                        3,850,000              3,816,313
     CITIBANK CREDIT CARD  6.65% 11/15/06                                                  4,450,000              4,612,870
     CONSECO FINANCE SECUR. CORP. 8.06% 05/01/31                                           2,810,000              2,944,384
     DETROIT EDISON SECUR. FUNDING LLC 6.19% 03/01/13                                      4,035,000              3,957,275
     FORD MOTOR CREDIT 6.875% 02/01/06                                                     1,480,000              1,500,350
     GMAC 5.75% 11/10/03                                                                   1,500,000              1,511,250
     GMAC 7.375% 01/19/10                                                                  1,020,000              1,065,900
     INTERNATIONAL LEASE 5.25% 05/03/04                                                    3,000,000              3,000,000
     PSE&G TRANSITION FUNDING LLC 6.45% 03/15/13                                           1,450,000              1,449,628
     US WEST CAP FUNDING, INC. 6.375% 07/15/08                                             1,400,000              1,338,750
     VANDERBILT MORTGAGE FINANCE 7.82% 11/07/17                                            3,565,000              3,768,278
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 33,467,819
---------------------------------------------------------------------------------------------------------------------------

FOOD SERVICE                                                                    2.1%
     KROGER COMPANY 8.0% 09/15/29                                                          1,650,000              1,730,438
     SAFEWAY, INC. 7.5% 09/15/09                                                           1,550,000              1,617,812
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  3,348,250
---------------------------------------------------------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.

8 Activa Mutual Funds Semiannual Report


Activa Schedule of Investments continued
INTERMEDIATE BOND FUND 6/30/01 (Unaudited)

                                                                                % OF       SHARES OR                 MARKET
     SECURITY DESCRIPTION                                                INVESTMENTS       PAR VALUE                  VALUE
     --------------------                                                -----------     -----------       ----------------
GAS UTILITY                                                                     0.7%
     SOUTH UNION 8.25% 11/15/29                                                            1,025,000              1,039,094
---------------------------------------------------------------------------------------------------------------------------

HEALTH CARE                                                                     0.6%
     AETNA, INC. 7.375% 03/01/06                                                           1,000,000                988,750
---------------------------------------------------------------------------------------------------------------------------

INSURANCE                                                                       2.0%
     WELLS FARGO & CO. 7.25% 08/24/05                                                      3,000,000              3,153,750
---------------------------------------------------------------------------------------------------------------------------

OIL & EXPLOR PROD & SER                                                         2.9%
     AMERADA HESS 7.875% 10/01/29                                                          1,105,000              1,171,300
     CHEVRON CORP. 6.625% 10/01/04                                                         2,000,000              2,082,500
     CONOCO, INC. 6.95% 04/15/29                                                           1,250,000              1,204,688
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  4,458,488
---------------------------------------------------------------------------------------------------------------------------

OIL & GAS TRANSMISSION                                                          1.1%
     KINDER MORGAN ENERGY 6.75% 03/15/11                                                   1,780,000              1,755,525
---------------------------------------------------------------------------------------------------------------------------

RAILROADS                                                                       0.9%
     BURLINGTON NORTHERN SANTA FE 7.125% 12/15/10                                          1,380,000              1,398,975
---------------------------------------------------------------------------------------------------------------------------

TELECOMMUNICATIONS                                                              1.9%
     MCI COMMUNICATIONS, INC. 6.5% 04/15/10                                                1,500,000              1,370,625
     SPRINT CAPITAL CORP. 6.875% 11/15/28                                                  1,250,000              1,064,062
     SPRINT CAPITAL CORP. 7.625% 01/30/11                                                    500,000                496,880
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  2,931,567
---------------------------------------------------------------------------------------------------------------------------

FOREIGN GOVERNMENT BONDS                                                        1.0%
     CANADA-GOVERNMENT 6.375% 11/30/04                                                     1,480,000              1,535,500
---------------------------------------------------------------------------------------------------------------------------

TOTAL FIXED INCOME - 100% (Cost $152,707,506)                                                              $    156,299,689
===========================================================================================================================



The accompanying notes are an integral part of these financial statements.

                                         Activa Mutual Funds Semiannual Report 9

Activa Schedule of Investments
VALUE FUND 6/30/01 (Unaudited)

                                                                                % OF       SHARES OR                 MARKET
     SECURITY DESCRIPTION                                                INVESTMENTS       PAR VALUE                  VALUE
     --------------------                                                -----------     -----------       ----------------
US TREASURY BILLS - 0.1%                                                        0.1%
     US T-BILLS 07/19/01                                                                     180,000       $        179,717
---------------------------------------------------------------------------------------------------------------------------

TOTAL US TREASURY BILLS (Cost $179,547)                                                                             179,717
---------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 99.9%
AEROSPACE                                                                       2.1%
     BOEING CORP.                                                                             18,800              1,045,280
     LOCKHEED MARTIN CORP.                                                                    19,500                722,475
     UNITED TECHNOLOGIES                                                                      18,700              1,369,962
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  3,137,717
---------------------------------------------------------------------------------------------------------------------------

AIRLINES                                                                        0.8%
     CONTINENTAL AIRLINES                                                                     *7,400                364,450
     DELTA AIR LINES, INC.                                                                     5,200                229,216
     SOUTHWEST AIRLINES CO.                                                                   35,650                659,169
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  1,252,835
---------------------------------------------------------------------------------------------------------------------------

AUTOMOTIVE                                                                      1.7%
     FORD MOTOR CO. DEL                                                                       64,221              1,576,626
     GENERAL MOTORS CORP.                                                                     13,000                836,550
     GENERAL MOTORS CORP. - CLASS H                                                           *9,238                187,069
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  2,600,245
---------------------------------------------------------------------------------------------------------------------------

BANKING                                                                        12.0%
     AUST & NZ BANKING GROUP                                                                  42,000              1,787,100
     BANK OF MONTREAL                                                                         55,700              1,438,174
     CITIGROUP, INC.                                                                         141,900              7,497,996
     MERCANTILE BANKSHARES                                                                     3,400                133,042
     US BANCORP                                                                              131,731              3,002,149
     UNIONBANCAL CORPORATION                                                                  60,800              2,048,960
     WACHOVIA CORP.                                                                           12,200                868,030
     WESTPAC BANKING ADR                                                                      36,933              1,351,748
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 18,127,199
---------------------------------------------------------------------------------------------------------------------------

BEVERAGES - DOMESTIC                                                            1.1%
     PEPSICO, INC.                                                                            37,600              1,661,920
---------------------------------------------------------------------------------------------------------------------------

BROADCASTING                                                                    2.3%
     AT & T CORP.- LIBERTY MD                                                               *143,800              2,515,062
     SCRIPPS CO. - CL-A                                                                       13,200                910,800
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  3,425,862
---------------------------------------------------------------------------------------------------------------------------

BUSINESS SERVICES                                                               1.1%
     FIRST DATA CORP.                                                                         24,800              1,593,400
---------------------------------------------------------------------------------------------------------------------------


      The accompanying notes are an integral part of these financial statements.


10 Activa Mutual Funds Semiannual Report


Activa Schedule of Investments continued
VALUE FUND 6/30/01 (Unaudited)
                                                                                % OF       SHARES OR                 MARKET
     SECURITY DESCRIPTION                                                INVESTMENTS       PAR VALUE                  VALUE
     --------------------                                                -----------     -----------       ----------------
CHEMICALS                                                                       1.5%
     AIR PRODUCTS & CHEMICALS                                                                 18,600                850,950
     DU PONT E. I. DE NEMOURS                                                                 29,300              1,413,432
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  2,264,382
---------------------------------------------------------------------------------------------------------------------------

COMPUTERS                                                                       1.3%
     CISCO SYSTEMS                                                                           *31,700                576,940
     COMPAQ COMPUTER CORP.                                                                    41,900                649,031
     MCKESSON HBOC, INC.                                                                      12,500                464,000
     PALM, INC.                                                                              *39,900                242,193
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  1,932,164
---------------------------------------------------------------------------------------------------------------------------

CONTAINERS & PACKAGING                                                          0.5%
     SMURFIT-STONE CONTAINER                                                                 *41,700                675,540
---------------------------------------------------------------------------------------------------------------------------

COSMETICS                                                                       1.0%
     INTL. FLAVORS & FRAGRANCES                                                               32,500                816,725
     KIMBERLY-CLARK CORP.                                                                     12,700                709,930
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  1,526,655
---------------------------------------------------------------------------------------------------------------------------

ELECTRIC UTILITY                                                                4.9%
     CALPINE CORP.                                                                           *33,500              1,266,300
     CONSTELLATION ENERGY GP                                                                  23,900              1,018,140
     DUKE ENERGY CORP.                                                                        25,400                990,854
     EXELON CORP.                                                                             33,037              2,118,332
     MONTANA POWER CO.                                                                        20,600                238,960
     PP&L CORPORATION                                                                          7,600                418,000
     PINNACLE WEST CAP.                                                                       29,500              1,398,300
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  7,448,886
---------------------------------------------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT                                                            1.2%
     GENERAL ELECTRIC CO.                                                                     37,300              1,818,375
---------------------------------------------------------------------------------------------------------------------------

ELECTRONICS                                                                     0.9%
     MOTOROLA, INC.                                                                           80,200              1,328,112
---------------------------------------------------------------------------------------------------------------------------

ENERGY                                                                          0.5%
     HELMERICH & PAYNE                                                                        23,500                724,270
     SUNOCO, INC.                                                                              2,500                 91,575
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                    815,845
---------------------------------------------------------------------------------------------------------------------------

ENTERTAINMENT                                                                   0.7%
     SIX FLAGS, INC.                                                                          *3,800                 79,952
     USA NETWORKS, INC.                                                                      *33,700                943,600
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  1,023,552
---------------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.


                                        Activa Mutual Funds Semiannual Report 11


Activa Schedule of Investments continued
VALUE FUND 6/30/01 (Unaudited)

                                                                                % OF       SHARES OR                 MARKET
     SECURITY DESCRIPTION                                                INVESTMENTS       PAR VALUE                  VALUE
     --------------------                                                -----------     -----------       ----------------
FINANCIAL SERVICES                                                             11.9%
     FREDDIE MAC                                                                              16,900              1,183,000
     FANNIE MAE                                                                               40,400              3,440,060
     J.P. MORGAN CHASE & CO.                                                                 133,400              5,949,640
     MERRILL LYNCH & CO.                                                                      35,300              2,091,525
     WASHINGTON MUTUAL, INC.                                                                 140,450              5,273,898
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 17,938,123
---------------------------------------------------------------------------------------------------------------------------

FOOD PRODUCTS                                                                   2.7%
     CONAGRA                                                                                  77,500              1,535,275
     PROCTER & GAMBLE CO.                                                                     40,500              2,583,900
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  4,119,175
---------------------------------------------------------------------------------------------------------------------------

HEALTH CARE                                                                     0.1%
     WEBMD CORPORATION                                                                       *16,700                116,900
---------------------------------------------------------------------------------------------------------------------------

HOME FURNISHINGS                                                                0.4%
     LEGGETT & PLATT, INC.                                                                    28,600                630,058
---------------------------------------------------------------------------------------------------------------------------

INFORMATIONAL SERVICES                                                          0.4%
     AOL TIME WARNER                                                                         *10,500                556,500
---------------------------------------------------------------------------------------------------------------------------

INSURANCE                                                                       7.2%
     AMER INT'L. GROUP                                                                        28,550              2,455,300
     CIGNA CORP.                                                                              19,500              1,868,490
     MBIA, INC.                                                                               54,150              3,015,072
     MARSH MCLENNAN COS. COM                                                                  16,300              1,646,300
     XL CAPITAL LTD. CLASS-A                                                                  22,200              1,822,620
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 10,807,782
---------------------------------------------------------------------------------------------------------------------------

LEISURE & TOURISM                                                               0.8%
     SABRE HOLDINGS                                                                          *23,701              1,185,050
---------------------------------------------------------------------------------------------------------------------------

MACHINERY & EQUIPMENT                                                           1.1%
     CATERPILLAR, INC.                                                                        18,500                925,925
     THERMO ELECTRON CORP.                                                                   *35,100                772,902
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  1,698,827
---------------------------------------------------------------------------------------------------------------------------

MANUFACTURING-CONSUMER GOODS                                                    0.5%
     MINN. MINING & MANUFACTURING                                                              6,800                775,880
---------------------------------------------------------------------------------------------------------------------------

MANUFACTURING - MISCELLANEOUS                                                   0.8%
     EASTMAN KODAK CO.                                                                         8,300                387,444
     EATON CORP.                                                                              11,000                771,100
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  1,158,544
---------------------------------------------------------------------------------------------------------------------------


      The accompanying notes are an integral part of these financial statements.


12 Activa Mutual Funds Semiannual Report

Activa Schedule of Investments continued
VALUE FUND 6/30/01 (Unaudited)

                                                                                % OF       SHARES OR                 MARKET
     SECURITY DESCRIPTION                                                INVESTMENTS       PAR VALUE                  VALUE
     --------------------                                                -----------     -----------       ----------------
MEDICAL EQUIPMENT & SUPPLIES                                                    1.4%
     BAXTER INTERNATIONAL                                                                     19,600                960,400
     TYCO INTERNATIONAL                                                                       21,200              1,155,400
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  2,115,800
---------------------------------------------------------------------------------------------------------------------------

METALS & MINING                                                                 0.9%
     ALCOA, INC.                                                                              34,900              1,375,060
---------------------------------------------------------------------------------------------------------------------------

OFFICE PROPERTIES                                                               1.1%
     EQUITY OFFICE PROPERTIES                                                                 54,300              1,717,509
---------------------------------------------------------------------------------------------------------------------------

OFFICE/BUSINESS EQUIPMENT & SUPPLIES                                            2.5%
     AVERY DENNISON CORP.                                                                      7,400                377,770
     HEWLETT-PACKARD COMPANY                                                                  37,800              1,081,080
     I B M                                                                                    15,200              1,717,600
     PITNEY BOWES, INC.                                                                       12,000                505,440
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  3,681,890
---------------------------------------------------------------------------------------------------------------------------

OIL & GAS EXPLOR PROD & SER                                                     9.7%
     CHEVRON CORP.                                                                            34,000              3,077,000
     CONOCO, INC.                                                                             11,800                341,020
     EL PASO CORP.                                                                            25,200              1,324,008
     EXXON MOBIL CORP. COM                                                                    96,200              8,403,070
     HALLIBURTON CO.                                                                          10,400                370,240
     ROWAN COMPANIES, INC.                                                                   *37,000                817,700
     USX MARATHON GROUP                                                                        3,800                112,138
     ULTRAMAR DIAMOND SHAMROCK                                                                 2,000                 94,500
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 14,539,676
---------------------------------------------------------------------------------------------------------------------------

PAPER PRODUCTS                                                                  0.9%
     BOWATER, INC.                                                                            15,800                706,892
     WEYERHAUESER                                                                             11,900                654,143
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  1,361,035
---------------------------------------------------------------------------------------------------------------------------

PHARMACEUTICALS                                                                 5.0%
     ABBOTT LABS                                                                              40,100              1,925,201
     AMERICAN HOME PRODUCTS                                                                   16,000                935,040
     LILLY (ELI), AND CO.                                                                      4,100                303,400
     MERCK & CO., INC.                                                                        15,000                958,650
     MYLAN LABORATORIES                                                                       18,700                526,031
     PHARMACIA CORP.                                                                          44,061              2,024,603
     SCHERING-PLOUGH CORP.                                                                    25,300                916,872
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  7,589,797
---------------------------------------------------------------------------------------------------------------------------

PRINTING & PUBLISHING                                                           0.5%
     GANNETT COMPANY, INC.                                                                    10,300                678,770
---------------------------------------------------------------------------------------------------------------------------


                                        Activa Mutual Funds Semiannual Report 13


The accompanying notes are an integral part of these financial statements.


Activa Schedule of Investments continued
VALUE FUND 6/30/01 (Unaudited)
                                                                                % OF       SHARES OR                 MARKET
     SECURITY DESCRIPTION                                                INVESTMENTS       PAR VALUE                  VALUE
     --------------------                                                -----------     -----------       ----------------
RAILROADS                                                                       0.3%
     CANADIAN NATIONAL RAILWAY                                                                11,100                449,550
---------------------------------------------------------------------------------------------------------------------------

RESTAURANTS                                                                     1.1%
     BRINKER INTL., INC.                                                                     *17,000                439,450
     MCDONALD'S CORP.                                                                         42,300              1,144,638
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  1,584,088
---------------------------------------------------------------------------------------------------------------------------

RETAIL STORES                                                                   2.7%
     FAMILY DOLLAR STORES                                                                     70,300              1,801,789
     INTIMATE BRANDS, INC.                                                                    17,900                269,753
     KIMCO REALTY CORP.                                                                       16,900                800,215
     WAL-MART STORES, INC.                                                                    25,200              1,229,760
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  4,101,517
---------------------------------------------------------------------------------------------------------------------------

RETAIL STORES - GROCERY                                                         1.4%
     SAFEWAY, INC.                                                                           *43,200              2,073,600
---------------------------------------------------------------------------------------------------------------------------

REAL ESTATE                                                                     0.2%
     SECURITY CAPITAL GROUP                                                                  *10,300                220,420
---------------------------------------------------------------------------------------------------------------------------

SHOES - LEATHER                                                                 0.7%
     NIKE INC. CL B                                                                           23,600                990,964
---------------------------------------------------------------------------------------------------------------------------

TEXTILE PRODUCTS                                                                0.4%
     JONES APPAREL GROUP                                                                     *14,200                613,440
---------------------------------------------------------------------------------------------------------------------------

TOBACCO                                                                         2.8%
     PHILIP MORRIS COS., INC.                                                                 27,900              1,415,925
     RJ REYNOLDS TOBACCO HLDGS.                                                               50,000              2,730,000
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  4,145,925
---------------------------------------------------------------------------------------------------------------------------

TELECOMMUNICATIONS                                                              8.8%
     A T & T CORP.                                                                            55,500              1,221,000
     ADELPHIA COMMUNICATIONS                                                                 *30,200              1,238,200
     BROADWING, INC.                                                                         *29,300                716,385
     QWEST COMMUNICATIONS INTL.                                                               49,724              1,584,704
     SBC COMMUNICATIONS, INC.                                                                 48,200              1,930,892
     VERIZON COMMUNICATIONS                                                                  107,500              5,751,250
     WORLDCOM, INC.-WORLDCOM GRP                                                             *56,250                798,750
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 13,241,181
---------------------------------------------------------------------------------------------------------------------------


      The accompanying notes are an integral part of these financial statements.


14  Activa Mutual Funds Semiannual Report


Activa Schedule of Investments continued
VALUE FUND 6/30/01 (Unaudited)
                                                                                % OF       SHARES OR                 MARKET
     SECURITY DESCRIPTION                                                INVESTMENTS       PAR VALUE                  VALUE
     --------------------                                                -----------     -----------       ----------------
TOTAL COMMON STOCK (Cost $142,622,440)                                                                          150,099,750
---------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS - 100% (Cost $142,801,987)                                                               $    150,279,467
===========================================================================================================================

*Non-dividend producing as of June 30, 2001

At June 30, 2001, the Fund's open future contracts were as follows:

  Number of                     Opening                          Face                Market
  Contracts                   Contract Type                     Amount                Value
-------------------------------------------------------------------------------------------
      5              Standard & Poor's 500, 9/20/01           $1,595,165           $1,539,625



The accompanying notes are an integral part of these financial statements.


                                       Activa Mutual Funds Semiannual Report  15


Activa Schedule of Investments
GROWTH FUND 6/30/01 (Unaudited)

                                                                                % OF       SHARES OR                 MARKET
     SECURITY DESCRIPTION                                                INVESTMENTS       PAR VALUE                  VALUE
     --------------------                                                -----------     -----------       ----------------
COMMERCIAL PAPER - 0.7%                                                         0.7%
     HOUSEHOLD 4.12% 07/02/01                                                                162,000       $        161,982
---------------------------------------------------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER (Cost $161,982)                                                                              161,982
---------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 99.3%
AEROSPACE                                                                       3.8%
     BOEING CORP.                                                                             10,500                583,800
     UNITED TECHNOLOGIES                                                                       4,900                358,974
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                    942,774
---------------------------------------------------------------------------------------------------------------------------

AUTOMOTIVE                                                                      0.8%
     GENERAL MOTORS - CLASS H                                                                 *9,475                191,869
---------------------------------------------------------------------------------------------------------------------------

BANKING                                                                         5.8%
     BANK OF NEW YORK                                                                         11,800                566,400
     BANK ONE CORP.                                                                            6,900                247,020
     CITIGROUP, INC.                                                                          11,516                608,505
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  1,421,925
---------------------------------------------------------------------------------------------------------------------------

BEVERAGES - DOMESTIC                                                            3.0%
     PEPSICO, INC.                                                                            16,600                733,720
---------------------------------------------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT                                                        1.4%
     AGERE SYSTEMS, INC.-A                                                                   *13,600                102,000
     AMERICAN TOWER CORP.                                                                    *12,105                250,210
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                    352,210
---------------------------------------------------------------------------------------------------------------------------

COMMERCIAL SERVICES                                                             1.9%
     CENDANT CORPORATION                                                                     *24,500                477,750
---------------------------------------------------------------------------------------------------------------------------

COMPUTER SOFTWARE                                                               4.4%
     MICROSOFT                                                                               *14,980              1,093,540
---------------------------------------------------------------------------------------------------------------------------

COMPUTERS                                                                       9.5%
     CISCO SYSTEMS                                                                           *14,100                256,620
     INTEL CORPORATION                                                                        18,290                534,982
     MICRON TECH., INC.                                                                       *6,600                271,260
     SUN MICROSYSTEMS                                                                        *23,620                371,306
     VERITAS SOFTWARE                                                                        *13,390                890,837
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  2,325,005
---------------------------------------------------------------------------------------------------------------------------

DIVERSIFIED                                                                     2.0%
     SIEBEL SYSTEMS, INC.                                                                    *10,700                501,830
---------------------------------------------------------------------------------------------------------------------------

ELECTRIC UTILITY                                                                2.0%
     EXELON CORP.                                                                              7,700                493,724
---------------------------------------------------------------------------------------------------------------------------


      The accompanying notes are an integral part of these financial statements.


16  Activa Mutual Funds Semiannual Report


Activa Schedule of Investments continued
GROWTH FUND 6/30/01 (Unaudited)
                                                                                % OF       SHARES OR                 MARKET
     SECURITY DESCRIPTION                                                INVESTMENTS       PAR VALUE                  VALUE
     --------------------                                                -----------     -----------       ----------------
ELECTRICAL & ELECTRONIC                                                         2.3%
     GEMSTAR INT'L. GROUP                                                                    *12,900                567,600
---------------------------------------------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT                                                            9.7%
     GENERAL ELECTRIC CO.                                                                     48,745              2,376,319
---------------------------------------------------------------------------------------------------------------------------

ELECTRONICS                                                                     5.4%
     ANALOG DEVICES, INC.                                                                    *11,700                506,025
     EMC CORP/MASS                                                                            *7,545                219,182
     KLA-TENCOR CORP.                                                                         *6,600                385,902
     TEXAS INSTRUMENTS, INC.                                                                   7,025                221,288
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  1,332,397
---------------------------------------------------------------------------------------------------------------------------

ENTERTAINMENT                                                                   1.9%
     WALT DISNEY COMPANY                                                                       8,275                239,065
     VIACOM, INC. - CLASS B                                                                   *4,624                239,292
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                    478,357
---------------------------------------------------------------------------------------------------------------------------

FINANCIAL SERVICES                                                              2.2%
     MORGAN ST DEAN WITTER                                                                     8,460                543,386
---------------------------------------------------------------------------------------------------------------------------

HOME FURNISHINGS                                                                1.2%
     BED BATH & BEYOND, INC.                                                                  *9,700                291,000
---------------------------------------------------------------------------------------------------------------------------

INFORMATIONAL SERVICES                                                          4.1%
     AOL TIME WARNER                                                                         *18,955              1,004,615
---------------------------------------------------------------------------------------------------------------------------

INSTRUMENTATION                                                                 1.7%
     APPLERA CORP.-APPLIED BIOS                                                               15,800                422,650
---------------------------------------------------------------------------------------------------------------------------

INSURANCE                                                                       1.0%
     ST. PAUL CO.                                                                              4,925                249,648
---------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANY                                                              2.2%
     SPDR TR UNIT SERIES 1                                                                     4,500                551,700
---------------------------------------------------------------------------------------------------------------------------

MEDICAL EQUIPMENT & SUPPLIES                                                    5.4%
     BAXTER INTERNATIONAL                                                                     14,280                699,720
     FOREST LAB, INC.                                                                         *1,700                120,700
     JOHNSON & JOHNSON                                                                        10,100                505,000
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  1,325,420
---------------------------------------------------------------------------------------------------------------------------

MEDICAL SERVICES                                                                1.3%
     MEDTRONIC, INC.                                                                           6,800                312,868
---------------------------------------------------------------------------------------------------------------------------

OFFICE/BUSINESS EQUIPMENT & SUPPLIES                                            2.8%
     I B M                                                                                     6,000                678,000
---------------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.


                                       Activa Mutual Funds Semiannual Report  17


Activa Schedule of Investments continued
GROWTH FUND 6/30/01 (Unaudited)
                                                                                % OF       SHARES OR                 MARKET
     SECURITY DESCRIPTION                                                INVESTMENTS       PAR VALUE                  VALUE
     --------------------                                                -----------     -----------       ----------------
OIL & GAS EXPLOR PROD & SER                                                     0.9%
     ANADARKO PETROLEUM                                                                        4,105                221,793
---------------------------------------------------------------------------------------------------------------------------

PHARMACEUTICALS                                                                12.0%
     BIOGEN, INC.                                                                              8,600                467,496
     GENZYME CORPORATION                                                                      *8,220                501,420
     PFIZER, INC.                                                                             31,635              1,266,982
     PHARMACIA CORP.                                                                          15,455                710,157
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  2,946,055
---------------------------------------------------------------------------------------------------------------------------

RETAIL STORES                                                                   6.8%
     HOME DEPOT, INC.                                                                         14,005                651,933
     TARGET CORP                                                                              18,000                622,800
     WAL-MART STORES, INC.                                                                     8,240                402,112
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  1,676,845
---------------------------------------------------------------------------------------------------------------------------

RETAIL STORES - GROCERY                                                         0.5%
     SAFEWAY, INC.                                                                            *2,700                129,600
---------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY                                                                      1.9%
     MERCURY INTERACTIVE CORP.                                                                *7,660                458,834
---------------------------------------------------------------------------------------------------------------------------

TELECOMMUNICATIONS                                                              1.4%
     NOKIA CORP. ADR                                                                          15,700                346,028
---------------------------------------------------------------------------------------------------------------------------

TOTAL COMMON STOCK (Cost $25,407,848)                                                                            24,447,462
---------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS - 100% (Cost $25,569,830)                                                                $     24,609,444
===========================================================================================================================

*Non-dividend producing as of June 30, 2001

      The accompanying notes are an integral part of these financial statements.

18 Activa Mutual Funds Semiannual Report


Activa Schedule of Investments
INTERNATIONAL FUND 6/30/01 (Unaudited)

                                                                                % OF       SHARES OR                 MARKET
     SECURITY DESCRIPTION                                                INVESTMENTS       PAR VALUE                  VALUE
     --------------------                                                -----------     -----------       ----------------
COMMON STOCKS - 100.0%
AIRLINES                                                                        0.5%
     BRITISH AIRWAYS                                                                          21,800       $        105,163
---------------------------------------------------------------------------------------------------------------------------

APPLIANCES & HOUSEHOLD DURABLE                                                  1.1%
     ELECTROLUX AB                                                                            16,200                223,987
---------------------------------------------------------------------------------------------------------------------------

AUTOMOTIVE                                                                      3.8%
     PEUGEOT CITROEN                                                                             400                108,598
     BAYERISCHE MOTOREN WERKE                                                                  5,100                167,951
     JOHNSON ELECTRIC HLDGS.                                                                  85,000                116,608
     NISSAN MOTOR CORP.                                                                       53,000                365,896
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                    759,053
---------------------------------------------------------------------------------------------------------------------------

BANKING                                                                         7.5%
     BARCLAYS                                                                                  6,100                186,853
     STANDARD CHARTERED                                                                       11,200                144,444
     ROYAL BANK OF SCOTLAND                                                                   10,100                222,730
     ALLIED IRISH BANKS PLC                                                                   13,200                147,506
     BANCA FIDEURAM                                                                           13,300                126,330
     RUECKVERSICHERUNG                                                                            87                173,869
     BANC NAZIONALE DEL LAVARO                                                                61,000                191,070
     BANK OF IRELAND                                                                          18,000                178,287
     DEUTSCHE BANK AG - REG                                                                    2,000                142,901
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  1,513,990
---------------------------------------------------------------------------------------------------------------------------

BANKING & FINANCIAL SERVICES                                                    1.7%
     ABBEY NATIONAL                                                                            6,600                115,565
     SVENSKA HANDELSBANKEN AB                                                                 15,300                218,571
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                    334,136
---------------------------------------------------------------------------------------------------------------------------

BREWERY                                                                         1.2%
     HEINEKEN NV                                                                               5,800                233,868
---------------------------------------------------------------------------------------------------------------------------

BIOTECHNOLOGY                                                                   1.3%
     QIAGEN NV                                                                                *5,700                125,461
     SERONO SA ADR                                                                             5,700                142,215
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                    267,676
---------------------------------------------------------------------------------------------------------------------------

BROADCASTING                                                                    1.7%
     BRITISH SKY BROADCASTING                                                                *22,600                218,044
     TV FRANCAISE                                                                              4,100                119,608
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                    337,652
---------------------------------------------------------------------------------------------------------------------------

BUILDING PRODUCTS                                                               1.3%
     CRH                                                                                       6,700                114,007
     LAFARGE COPPEE S.A.                                                                       1,700                145,356
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                    259,363
---------------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.


                                       Activa Mutual Funds Semiannual Report  19


Activa Schedule of Investments continued
INTERNATIONAL FUND 6/30/01 (Unaudited)
                                                                                % OF       SHARES OR                 MARKET
     SECURITY DESCRIPTION                                                INVESTMENTS       PAR VALUE                  VALUE
     --------------------                                                -----------     -----------       ----------------
BUSINESS SERVICES                                                               1.0%
     VIVENDI UNIVERSAL                                                                         3,600                209,830
---------------------------------------------------------------------------------------------------------------------------

CHEMICALS                                                                       1.7%
     AKZO NOBEL NV                                                                             4,400                186,245
     NOVARTIS AG-REG                                                                           4,406                159,463
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                    345,708
---------------------------------------------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT                                                        0.9%
     ENERGIS PLC                                                                             *36,400                 96,627
     AMDOCS LTD. ORD                                                                          *1,600                 86,160
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                    182,787
---------------------------------------------------------------------------------------------------------------------------

COMPUTER SOFTWARE                                                               1.0%
     SAP AG                                                                                    1,500                206,859
---------------------------------------------------------------------------------------------------------------------------

CONSUMER GOODS & SERVICES                                                       1.1%
     FUJI PHOTO FILM                                                                           5,000                215,691
---------------------------------------------------------------------------------------------------------------------------

DIVERSIFIED                                                                     3.2%
     E.ON AG                                                                                   4,900                254,698
     CITIC PACIFIC LIMITED                                                                    56,000                173,393
     HUTCHISON WHAMPOA                                                                        21,300                215,058
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                    643,149
---------------------------------------------------------------------------------------------------------------------------

ELECTRIC UTILITY                                                                3.4%
     NATIONAL GRID GROUP                                                                      31,400                231,405
     SCOTTISH POWER PLC                                                                       25,100                184,624
     IBERDROLA                                                                                 9,600                123,125
     EDISON                                                                                   16,200                148,527
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                    687,681
---------------------------------------------------------------------------------------------------------------------------

ELECTRICAL & ELECTRONIC                                                         0.7%
     TAIWAN SEMICONDUCTOR-ADR                                                                  9,240                140,356
---------------------------------------------------------------------------------------------------------------------------

ELECTRONICS                                                                     5.1%
     KYOCERA CORPORATION                                                                       2,100                185,221
     MATSUSHITA ELECTRIC                                                                       7,000                109,561
     MURATA MANUFACTURING                                                                      1,300                 86,413
     PIONEER CORPORATION                                                                       6,000                182,335
     SONY CORPORATION                                                                          3,300                216,974
     TOKYO ELECTRON                                                                            2,100                127,129
     UNITED MICROELECTRONICS                                                                 *15,100                134,390
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  1,042,023
---------------------------------------------------------------------------------------------------------------------------

ENERGY                                                                          1.2%
     SHELL TRANSPORT & TRADING                                                                28,600                236,513
---------------------------------------------------------------------------------------------------------------------------


      The accompanying notes are an integral part of these financial statements.


20 Activa Mutual Funds Semiannual Report


Activa Schedule of Investments continued
INTERNATIONAL FUND 6/30/01 (Unaudited)

                                                                                % OF       SHARES OR                 MARKET
     SECURITY DESCRIPTION                                                INVESTMENTS       PAR VALUE                  VALUE
     --------------------                                                -----------     -----------       ----------------
ENTERTAINMENT                                                                   0.6%
     ORIENTAL LAND                                                                             1,500                111,373
---------------------------------------------------------------------------------------------------------------------------

FINANCIAL SERVICES                                                              3.1%
     ING GROUP                                                                                 3,500                228,743
     MUENCHENER RUECKVER                                                                         700                196,446
     MIZUHO HOLDINGS, INC.                                                                        33                153,469
     NOMURA SECURITIES                                                                         3,000                 57,491
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                    636,149
---------------------------------------------------------------------------------------------------------------------------

FOOD PRODUCTS                                                                   3.9%
     DIAGEO PLC                                                                               28,200                308,957
     UNILEVER PLC                                                                             22,400                188,707
     NESTLE                                                                                    1,400                297,549
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                    795,213
---------------------------------------------------------------------------------------------------------------------------

FOOD SERVICE                                                                    1.0%
     KONONKLIJKE AHOLD NV                                                                      6,200                194,203
---------------------------------------------------------------------------------------------------------------------------

GAS & ELECTRIC UTILITY                                                          1.1%
     BG GROUP                                                                                 56,900                223,669
---------------------------------------------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS/WARES                                                        1.2%
     RECKITT BENSKISER                                                                        17,400                250,589
---------------------------------------------------------------------------------------------------------------------------

HOUSEWARES                                                                      1.0%
     ASAHI GLASS COMPANY                                                                      24,000                199,366
---------------------------------------------------------------------------------------------------------------------------

INSURANCE                                                                       4.3%
     ASSURANCES GENERALES                                                                      4,200                233,602
     RAS                                                                                      19,200                236,010
     MANULIFE FINANCIAL CORP.                                                                  8,000                223,280
     XL CAPITAL LTD. CLASS-A                                                                   2,200                180,620
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                    873,512
---------------------------------------------------------------------------------------------------------------------------

INTERNET CONTENT                                                                0.4%
     CHECK POINT SOFTWARE TECH                                                                *1,500                 75,855
---------------------------------------------------------------------------------------------------------------------------

LEISURE & TOURISM                                                               0.8%
     COMPASS GROUP PLC                                                                        21,600                172,853
---------------------------------------------------------------------------------------------------------------------------

MACHINERY & EQUIPMENT                                                           2.1%
     SCHNEIDER ELECTRIC SA                                                                     3,700                204,539
     ALSTOM COMMON                                                                             7,900                219,764
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                    424,303
---------------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.


                                       Activa Mutual Funds Semiannual Report  21


Activa Schedule of Investments continued
INTERNATIONAL FUND 6/30/01 (Unaudited)
                                                                                % OF       SHARES OR                 MARKET
     SECURITY DESCRIPTION                                                INVESTMENTS       PAR VALUE                  VALUE
     --------------------                                                -----------     -----------       ----------------
MANUFACTURING-CAPITAL GOODS                                                     0.7%
     MAGNA INTL. - CL A                                                                        2,300                141,299
---------------------------------------------------------------------------------------------------------------------------

MANUFACTURING-CONSUMER GOODS                                                    1.9%
     DAIKIN INDUSTRIES LTD.                                                                    9,000                166,699
     FAST RETAILING CO. LTD.                                                                   1,300                226,195
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                    392,894
---------------------------------------------------------------------------------------------------------------------------

MEDICAL EQUIPMENT & SUPPLIES                                                    2.0%
     SANOFI-SYNTHELABO SA                                                                      3,500                229,631
     NOVO NORDISK A/S-B                                                                        4,200                185,792
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                    415,423
---------------------------------------------------------------------------------------------------------------------------

OIL & GAS EXPLOR PROD & SER                                                    11.6%
     ANDERSON EXPLORATION                                                                    *10,300                208,028
     CENTRICA PLC                                                                             85,200                271,406
     BP AMOCO PLC                                                                             19,800                162,765
     TOTAL S.A. 'B'                                                                            1,548                216,755
     REPSOL SA                                                                                 9,600                158,478
     NIPPON MITSUBISHI                                                                        15,000                 84,673
     PRECISION DRILLING CORP.                                                                 *7,400                231,176
     SCHLUMBERGER LTD.                                                                         3,700                194,805
     SUNCOR ENERGY                                                                             6,700                170,418
     TALISMAN ENERGY - ADR                                                                     7,100                270,439
     SANTA FE INTERNATIONAL                                                                    6,500                188,500
     TRANSOCEAN SEDCO FOREX                                                                    4,500                185,625
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  2,343,068
---------------------------------------------------------------------------------------------------------------------------

PHARMACEUTICALS                                                                 7.4%
     SHIRE PHARMACEUTICALS                                                                   *10,500                191,827
     GLAXOSMITHKLINE PLC                                                                       6,600                185,646
     ASTRAZENECA                                                                               3,600                167,740
     ELAN CORP PLC ADR                                                                        *2,700                164,700
     AVENTIS                                                                                   2,800                223,528
     TAKEDA CHEMICAL IND.                                                                      5,000                232,529
     YAMANOUCHI PHARMA.                                                                        5,000                140,319
     TEVA PHARMACEUTICAL-ADR                                                                   3,100                193,130
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  1,499,419
---------------------------------------------------------------------------------------------------------------------------

RETAIL STORES                                                                   0.6%
     MARUI CO., LTD.                                                                           8,000                115,463
---------------------------------------------------------------------------------------------------------------------------

RETAIL STORES - GROCERY                                                         0.4%
     SEVEN ELEVEN JAPAN                                                                        2,000                 78,098
---------------------------------------------------------------------------------------------------------------------------

REAL ESTATE                                                                     2.2%
     CHEUNG KONG                                                                              21,000                228,857
     MITSUI FUDOSAN                                                                           20,000                215,530
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                    444,387


      The accompanying notes are an integral part of these financial statements.


22 Activa Mutual Funds Semiannual Report


Activa Schedule of Investments continued
INTERNATIONAL FUND 6/30/01 (Unaudited)
                                                                                % OF       SHARES OR                 MARKET
     SECURITY DESCRIPTION                                                INVESTMENTS       PAR VALUE                  VALUE
     --------------------                                                -----------     -----------       ----------------
TEXTILE PRODUCTS                                                                0.8%
     TORAY INDUSTRIES                                                                         42,000                167,710
---------------------------------------------------------------------------------------------------------------------------

TIRE & RUBBER                                                                   0.6%
     BRIDGESTONE                                                                              11,000                115,102
---------------------------------------------------------------------------------------------------------------------------

TOBACCO                                                                         0.8%
     BRITISH AMER. TOBACCO                                                                    22,700                173,196
---------------------------------------------------------------------------------------------------------------------------

TOYS                                                                            0.5%
     NINTENDO                                                                                    600                109,208
---------------------------------------------------------------------------------------------------------------------------

TRANSPORTATION & SHIPPING                                                       1.9%
     AUTOSTRADE A235                                                                          35,000                227,261
     YAMATO TRANSPORT CO.                                                                      8,000                167,742
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                    395,003
---------------------------------------------------------------------------------------------------------------------------

TELECOMMUNICATIONS                                                              8.3%
     AMERICA MOVIL S-L - ADR                                                                   2,700                 56,322
     VODAFONE                                                                                 75,200                166,047
     KOREA TELECOM CORP.                                                                       1,200                 26,376
     TELECOM ITALIA.                                                                          13,900                124,734
     TELEFONICA DE ESPANA                                                                     *6,788                 83,669
     PORTUGAL TELECOM SA                                                                     *25,000                174,393
     DEUTSCHE TELEKOM                                                                          6,700                151,216
     CHINA TELECOM                                                                           *31,000                163,751
     NTT DATA CORPORATION                                                                         18                 98,143
     NTT MOBILE COMM.                                                                             13                226,195
     NIPPON TELEGRAPH TELE.                                                                       19                 99,025
     SINGAPORE TELECOM                                                                       223,000                232,553
     PORTUGAL TELECOM SA                                                                     *25,000                  3,386
     TELE NORTE LESTE  ADR                                                                     5,301                 80,893
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  1,686,703
---------------------------------------------------------------------------------------------------------------------------

WATER UTILITY                                                                   1.4%
     VIVENDI ENVIRONNEMENT                                                                     6,600                277,747
---------------------------------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS - 100% (Cost $21,987,966)                                                              $     20,257,290
===========================================================================================================================

*Non-dividend producing as of June 30, 2001

The accompanying notes are an integral part of these financial statements.


                                       Activa Mutual Funds Semiannual Report  23

Activa Statement of Assets and Liabilities

                                         MONEY MARKET      INTERMEDIATE                                       INTERNATIONAL
As of June 30, 2001 (Unaudited)              FUND            BOND FUND       VALUE FUND        GROWTH FUND         FUND
                                        -------------     -------------    -------------     -------------    -------------
ASSETS
Investments at value                      $54,096,010      $156,299,689     $150,279,467       $24,609,444      $20,257,290
Cash                                            1,034         1,500,014        4,216,701               797        1,857,486
Receivables:
     Investments sold                             --                --           987,794            76,586          105,952
     Investment income                         46,177         1,827,185          256,283             7,554           24,514
     Variation Margin                             --                --             5,875               --               --
Other assets                                    8,483             8,596           71,731             5,973           30,729
Foreign currency holdings                         --                --               --                --             6,447
                                        -------------     -------------    -------------     -------------    -------------
Total Assets                               54,151,703       159,635,484      155,817,852        24,700,353       22,282,419
                                        -------------     -------------    -------------     -------------    -------------


LIABILITIES
Payables:
     Investments purchased                        --                --         2,271,350           565,107           96,023
     Income payable                           136,247               --               --                --               --
     Advisory fees                             41,848           134,990          193,787            42,923           49,000
     Transfer agent fees                        1,705               148           47,075             1,097              579
     12b-1 fees                                   --             59,438           57,479             9,204            8,647
     Service fees                              17,935            59,438           58,136             9,204            8,647
Accrued expenses                               10,163            13,061           20,824             7,651           11,057
                                        -------------     -------------    -------------     -------------    -------------
Total Liabilities                             207,898           267,075        2,648,649           635,186          173,953
                                        -------------     -------------    -------------     -------------    -------------

NET ASSETS                                $53,943,805      $159,368,409     $153,169,202       $24,065,167      $22,108,465
                                        =============     =============    =============     =============    =============

SHARES OUTSTANDING                         53,959,778        15,508,707       21,022,088         2,812,056        2,874,414
                                        =============     =============    =============     =============    =============

NET ASSET VALUE PER SHARE                       $1.00            $10.28                              $8.56            $7.69


Class A based on net assets of
$151,275,228 and 20,762,285
shares outstanding                                                                 $7.29

Class R based on net assets of
$1,893,974 and 259,803
shares outstanding                                                                 $7.29


      The accompanying notes are an integral part of these financial statements.

24 Activa Mutual Funds Semiannual Report

Activa Statement of Operations
For the period ended June 30, 2001 (Unaudited)

                                         MONEY MARKET      INTERMEDIATE                                       INTERNATIONAL
                                             FUND            BOND FUND       VALUE FUND        GROWTH FUND         FUND
                                        -------------     -------------    -------------     -------------     ------------
INVESTMENT INCOME
Interest                                   $1,260,695        $5,144,854          $91,289           $16,660          $26,400
Dividends                                         --                --         1,382,093            90,166          184,222
Miscellaneous                                   3,869            15,838           24,004             1,687           18,075
                                        -------------     -------------    -------------     -------------     ------------
Total Investment Income                     1,264,564         5,160,692        1,497,386           108,513          228,697
                                        -------------     -------------    -------------     -------------     ------------

EXPENSES
Advisory fees                                  83,071           267,124          393,529            87,604          101,430
12b-1 fees                                        --            117,364          116,917            18,815           17,899
Service fees                                   35,602           117,364          118,059            18,815           17,899
Shareholder report                                853               589           25,340               996              770
Fund accounting fees                           19,548            31,132           34,028            20,453           21,539
Audit fees                                      7,831             7,831            8,194             7,831            7,831
Custodian fees                                  7,730             9,774           19,910             9,774           22,963
Insurance                                         879             1,147            1,263               228              306
Legal fees                                      5,611             5,611            8,507             5,611            5,611
Organization expense                              --                --            15,363               --               --
Registration fees                               2,174             3,801            4,210               905              996
Transfer agent fees                             3,577               278           93,485             2,210            1,166
Transfer agent fees - Class R                     --                --             1,523               --                --
                                        -------------     -------------    -------------     -------------     ------------
Total Expenses                                166,876           562,015          840,328           173,242          198,410
                                        -------------     -------------    -------------     -------------     ------------

Net Investment Income (Loss)                1,097,688         4,598,677          657,058           (64,729)          30,287
                                        -------------     -------------    -------------     -------------     ------------


REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
     Net realized gain (loss) on
        security transactions                  (2,541)        1,224,362        7,607,181        (2,066,893)      (3,718,527)
     Net realized gain (loss) on
        foreign currency transactions             --                --               --                --           (81,892)
     Net realized gain (loss) on
        futures contracts                         --                --          (178,935)              --               --
     Changes in net unrealized
        appreciation or  depreciation
        of investments
        and foreign currency                      --           (172,610)     (11,886,469)       (1,268,981)      (1,511,743)
                                        -------------     -------------    -------------     -------------      ------------
Net Gain (Loss) on Investments                 (2,541)        1,051,752       (4,458,223)       (3,335,874)      (5,312,162)
                                        -------------     -------------    -------------     -------------      ------------

NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS                       $1,095,147        $5,650,429      ($3,801,165)      ($3,400,603)     ($5,281,875)
                                        =============     =============    =============     =============     ============


The accompanying notes are an integral part of these financial statements.


                                       Activa Mutual Funds Semiannual Report  25


Activa Statement of Changes in Net Assets
                                                 MONEY MARKET FUND           INTERMEDIATE BOND FUND              VALUE FUND
                                            PERIOD          PERIOD        PERIOD         PERIOD           PERIOD        YEAR
                                            ENDED           ENDED         ENDED          ENDED            ENDED         ENDED
                                            6/30/01         12/31/00      6/30/01        12/31/00         6/30/01       12/31/00
                                            (UNAUDITED)     (AUDITED)     (UNAUDITED)    (AUDITED)        (UNAUDITED)   (AUDITED)
                                            -----------     -----------   -----------    -----------      -----------   -----------
NET ASSETS FROM OPERATIONS
Net investment income                       $1,097,688      $5,386,662    $4,598,677    $10,002,403          $657,058    $1,816,027
Net realized gain (loss) on investments         (2,541)        (11,962)    1,224,362       (355,974)        7,428,246       134,971
Net increase (decrease) in unrealized
       appreciation                                 --              --      (172,610)     5,330,038       (11,886,469)   18,500,493
                                           -----------     -----------   -----------     -----------      -----------   -----------
Net increase (decrease) in net assets
       resulting from operations             1,095,147       5,374,700     5,650,429     14,976,467        (3,801,165)   20,451,491

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income:
       Class A                              (1,097,688)     (5,386,662)   (4,314,213)    (9,999,328)               --    (1,805,228)
       Class R                                      --              --            --             --                --       (12,669)
Net realized gain from
       investment transactions:
       Class A                                      --              --            --             --                --            --
       Class R                                      --              --            --             --                --            --
                                           -----------     -----------   -----------     -----------      -----------   -----------
Total distributions to shareholders         (1,097,688)     (5,386,662)   (4,314,213)    (9,999,328)               --    (1,817,897)

CAPITAL SHARE TRANSACTIONS
Net proceeds from sale of shares:
       Class A                              16,721,740       8,808,093       125,360      6,702,425           669,774    19,807,446
       Class R                                      --              --            --             --         1,203,725       758,776
Net asset value of shares
       issued to shareholders
       in reinvestment of
       investment income and
       realized gain from
       security transactions:
       Class A                               1,204,121       5,708,602     4,313,536      9,998,178                --     1,770,166
       Class R                                      --              --            --             --                --        12,669
Payment for shares redeemed:
       Class A                             (12,015,823)    (88,527,142)      (63,847)   (30,099,184)      (16,272,813)  (47,877,587)
       Class R                                      --              --            --             --          (584,088)     (292,734)
                                           -----------     -----------   -----------    -----------       -----------   -----------
Net increase (decrease) in
net assets derived
from capital share transactions              5,910,038     (74,010,447)    4,375,049    (13,398,581)      (14,983,402)  (25,821,264)
                                           -----------     -----------   -----------    -----------       -----------   -----------
Net Increase (Decrease) in Net Assets        5,907,497     (74,022,409)    5,711,265     (8,421,442)      (18,784,567)   (7,187,670)
Net Assets, beginning of year or period     48,036,308     122,058,717   153,657,144    162,078,586       171,953,769   179,141,439
                                           -----------     -----------   -----------    -----------       -----------   -----------
Net Assets, end of year or period          $53,943,805     $48,036,308  $159,368,409   $153,657,144      $153,169,202  $171,953,769
                                          ============    ============  ============   ============      ============  ============

NET ASSETS CONSIST OF:
       Capital                             $53,959,778     $48,049,740  $155,146,831   $150,771,781      $154,473,400  $169,456,802
       Undistributed net investment
         income (loss)                              --              --       281,552             --           594,518            --
       Return of capital                            --              --            --         (2,912)               --       (62,540)
       Undistributed net realized gain
         (loss) from investments               (15,973)        (13,432)      347,844       (876,518)       (9,320,656)  (16,748,901)
       Unrealized appreciation
         (depreciation) of
         investments and foreign currency           --              --     3,592,182      3,764,793         7,421,940    19,308,408
                                           -----------     -----------   -----------    -----------       -----------   -----------
                                           $53,943,805     $48,036,308  $159,368,409   $153,657,144      $153,169,202  $171,953,769
                                          ============    ============  ============   ============      ============  ============


TRANSACTIONS IN FUND SHARES
Shares sold:
       Class A                              16,721,740       8,808,093        12,110        675,059            92,825     2,971,799
       Class R                                      --              --            --             --           164,873       109,833
Reinvested distributions:
       Class A                               1,204,121       5,708,602       418,429      1,009,702                --       250,024
       Class R                                      --              --            --             --                --         1,789
Shares redeemed:
       Class A                             (12,015,823)    (88,527,142)       (6,208)    (3,018,800)       (2,262,708)   (7,268,608)
       Class R                                      --              --            --             --           (79,200)      (44,221)
                                           -----------     -----------   -----------    -----------       -----------   -----------
Net increase (decrease) in fund shares       5,910,038     (74,010,447)      424,331     (1,334,039)       (2,084,210)   (3,979,384)
Shares outstanding, beginning
       of year or period                    48,049,740     122,060,187    15,084,376     16,418,415        23,106,298    27,085,682
                                           -----------     -----------   -----------    -----------       -----------   -----------
Shares outstanding, end of year or period   53,959,778      48,049,740    15,508,707     15,084,376        21,022,088    23,106,298
                                          ============    ============  ============   ============      ============  ============


                                                            GROWTH FUND                        INTERNATIONAL FUND
                                                     PERIOD            PERIOD           PERIOD            PERIOD
                                                     ENDED             ENDED            ENDED             ENDED
                                                     6/30/01           12/31/00         6/30/01           12/31/00
                                                     (UNAUDITED)       (AUDITED)        (UNAUDITED)       (AUDITED)
                                                     -----------       -----------      -----------       -----------
NET ASSETS FROM OPERATIONS
Net investment income                                   ($64,729)        ($141,531)         $30,287         ($113,706)
Net realized gain (loss) on investments               (2,066,893)          914,530       (3,800,419)        2,292,769
Net increase (decrease) in unrealized
       appreciation                                   (1,268,981)       (4,303,785)      (1,511,743)      (12,889,714)
                                                     -----------       -----------      -----------       -----------
Net increase (decrease) in net assets
       resulting from operations                      (3,400,603)       (3,530,786)      (5,281,875)       (10,710,651)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income:
       Class A                                                --                --               --                --
       Class R                                                --                --               --                --
Net realized gain from investment transactions:
       Class A                                                --          (974,711)              --        (2,682,351)
       Class R                                                --                --               --                --
                                                     -----------       -----------      -----------       -----------
Total distributions to shareholders                           --          (974,711)              --        (2,682,351)

CAPITAL SHARE TRANSACTIONS
Net proceeds from sale of shares:
       Class A                                         3,994,163         4,092,178        31,359            1,747,306
       Class R                                                --                --               --                --
Net asset value of shares issued to
       shareholders in reinvestment of
       investment income and realized gain
       from security transactions:
       Class A                                                --            973,994              --         2,681,851
       Class R                                                --                --               --                --
Payment for shares redeemed:
       Class A                                        (4,189,783)       (6,393,698)      (41,041)          (4,995,309)
       Class R                                                --                --               --                --
                                                     -----------       -----------      -----------       -----------
Net increase (decrease) in net assets derived
from capital share transactions                         (195,620)       (1,327,526)          (9,682)         (566,152)
                                                     -----------       -----------      -----------       -----------
Net Increase (Decrease) in Net Assets                 (3,596,223)       (5,833,023)      (5,291,557)      (13,959,154)
Net Assets, beginning of year or period               27,661,390        33,494,413       27,400,022        41,359,176
                                                     -----------       -----------      -----------       -----------
Net Assets, end of year or period                    $24,065,167       $27,661,390      $22,108,465       $27,400,022
                                                     ===========       ===========      ===========       ===========

NET ASSETS CONSIST OF:
       Capital                                       $27,917,522       $28,113,142      $28,570,195       $28,579,876
       Undistributed net investment
         income (loss)                                  (257,247)         (192,518)        (420,892)         (369,287)
       Return of capital                                      --                --               --                --
       Undistributed net realized gain (loss)
         from investments                             (2,634,722)       (567,828)        (4,325,578)         (607,050)
       Unrealized appreciation (depreciation) of
            investments and foreign currency            (960,386)          308,594       (1,715,260)         (203,517)
                                                     -----------       -----------      -----------       -----------
                                                     $24,065,167       $27,661,390      $22,108,465       $27,400,022
                                                     ===========       ===========      ===========       ===========


TRANSACTIONS IN FUND SHARES
Shares sold:
       Class A                                           469,496           363,950            3,745           124,224
       Class R                                                --                --               --                --
Reinvested distributions:
       Class A                                                --           104,956               --           291,506
       Class R                                                --                --               --                --
Shares redeemed:
       Class A                                          (492,049)         (576,022)        (4,702)           (452,293)
       Class R                                                --                --               --                --
                                                     -----------       -----------      -----------       -----------
Net increase (decrease) in fund shares                   (22,553)         (107,116)            (957)          (36,563)
Shares outstanding, beginning of year or period        2,834,609         2,941,725        2,875,371         2,911,934
                                                     -----------       -----------      -----------       -----------
Shares outstanding, end of year or period              2,812,056         2,834,609        2,874,414         2,875,371
                                                     ===========       ===========      ===========       ===========


The accompanying notes are an integral part of these financial statements.

2 PAGE SPREAD   26-27 Activa Mutual Funds Semiannual Report

Activa Notes to Financial Statements

1. ORGANIZATION

Activa Mutual Fund Trust (Trust) was organized as a Delaware business trust on February 2, 1998. The trust consists of five funds, each open-end management investment companies registered under the Investment Company Act of 1940. The funds are: the Activa Money Market Fund (Money Market Fund), the Activa Intermediate Bond Fund (Intermediate Bond Fund), the Activa Value Fund (Value
Fund), the Activa Growth Fund (Growth Fund) and the Activa International Fund (International Fund) collectively referred to as the Funds. The Value Fund is the successor to Amway Mutual Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

Investment Objectives

The Money Market Fund's investment objective is to seek a high level of current income as is consistent with preservation of capital and liquidity. The Money Market Fund invests in a broad spectrum of high quality U.S. dollar-denominated money market securities, with the average weighted maturity of the securities held not to exceed 90 days.

The Intermediate Bond Fund's investment objective is to seek a high level of current income as is consistent with moderate risk of capital and maintenance of liquidity. The Intermediate Bond Fund invests primarily in investment-grade debt securities, with average maturity of three to ten years.

The Value Fund's investment objective is to maximize long-term capital appreciation, and invests primarily in common stocks of large and medium size U.S. companies which are considered by the investment manager to be undervalued.

The Growth Fund seeks long-term growth of capital, and invests primarily in common stocks believed by the investment manager to have long-term growth potential.

The International Fund seeks maximum long-term capital appreciation. The International Fund invests primarily in common stocks of large and medium size non-U.S. companies which are believed by the investment manager to have potential for above-average growth of earnings.

Classes of Shares

The Value Fund offers two classes of shares (Class A and Class R). The Class R shares are offered to tax-exempt retirement and benefit plans of Alticor, Inc. and its affiliates, and are not subject to any sales charges or 12b-1 distribution fees. Each share of Class A and Class R represents an equal proportionate interest in the Value Fund and, generally, will have identical voting, dividend, liquidation, and other rights and the same terms and conditions. Each class will have exclusive voting rights with respect to matters affecting only that class. Each class bears different distribution, shareholder servicing and transfer agent expenses. Income, non-class specific expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Security Valuation

Investments in securities listed or admitted to trading on a national securities exchange are valued at their last reported sale price before the time of valuation. If a security is traded only in the over-the-counter market, or if no sales have been reported for a listed security on that day, it is valued at the mean between the current closing bid and ask prices. All Money Market Fund securities are valued at amortized cost. Short-term debt securities maturing within 60 days are valued at amortized cost, which approximates fair value. Portfolio debt securities with remaining maturities greater than 60 days are valued by pricing agents approved by the Board of Trustees. Foreign securities are converted to U.S. dollars using exchange rates at the close of the New York Stock Exchange. Securities for which market quotations are not readily available, including any restricted securities (none at June 30, 2001), and other assets of the Funds are valued at fair market value as determined by the Fund's Board of Trustees.

Derivative Transactions

The Funds (except the Money Market Fund) may trade in derivative contracts to hedge portfolio holdings and for investment purposes. Hedging activities are intended to reduce various risks associated with fluctuations in foreign currency exchange rates. When entering into a forward currency contract, the fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily. The fund's net equity in the contracts is included as unrealized gains or losses in the statement of assets and liabilities. This unrealized gain or loss is the difference between the forward


28 Activa Mutual Funds Semiannual Report

Activa Notes to Financial Statements continued

foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. The current year change in unrealized gains and losses and realized gains and losses are included in the statement of operations.

Security Transactions

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Original issue discounts are accreted and premium is amortized on debt securities to interest income over the life of a security with a corresponding adjustment in the cost basis. Realized gains and losses from security transactions and unrealized appreciation and depreciation of investments are reported on a specific identification basis. Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend date.

Foreign Currency Translation

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

Net realized gains and losses from foreign currency and investment transactions disclosed in the Statement of Operations consist of net gains and losses on disposition of foreign currency, currency gains and losses realized between trade and settlement dates on security transactions, and the difference between the amount of net investment income accrued and the amount actually received in U.S. dollars. Net unrealized foreign exchange gains and losses arise from changes in fair values of assets and liabilities other than investments in securities at period end, resulting from changes in exchange rates. The effects of foreign currency exchange rates on foreign securities held are included in net realized and unrealized gain or loss on investments.

Futures Contracts

The Funds may use futures contracts to manage its exposure to the stock and bond markets. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown at the end of the schedule of investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Security Lending

The Funds lend portfolio securities from time to time in order to earn additional income. The Funds receive collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintain collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At June 30, 2001, the value of the securities loaned and the collateral received amounted to $29,899,344 and $30,742,023 respectively.

Reorganization Costs

Reorganization costs incurred prior to June 30, 1998 in connection with the reorganization of Amway Mutual Fund and the issuance of Class R shares are being amortized over a period of 60 months using the straight-line method in the Value Fund.

Federal Income Taxes

It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from substantially all federal income taxes.


                                       Activa Mutual Funds Semiannual Report  29

Activa Notes to Financial Statements continued


Dividend Distributions

The Money Market Fund and Intermediate Bond Fund declare dividends daily and monthly respectively, and distribute dividends monthly, and capital gains (if any) are distributed annually. The Value Fund, Growth Fund and International Fund declare and distribute dividends and capital gains (if any) annually.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds have entered into investment advisory agreements with Activa Asset Management LLC (the Adviser), effective June 11, 1999. The Funds employ the investment adviser to provide investment advice and manage on a regular basis the investment portfolios for the Funds. Except when otherwise specifically directed by the Funds, the Investment Adviser will make investment decisions on behalf of the Funds and place all orders for the purchase and sale of portfolio securities for the Funds' accounts. The Adviser shall be permitted to enter into an agreement with another advisory organization (sub-adviser), whereby the sub-adviser will provide all or part of the investment advice and services required to manage the Funds' investment portfolios as provided for in these agreements. In return for these services, the Funds pay the adviser an annual rate as follows:

FUND                 % OF AVERAGE NET ASSETS
Money Market         .35% until assets total $500 million; when assets reach
                     $500 million, .35% on first $100 million; .325% on next
                     $100 million; .30% on assets in excess of $200 million


FUND                 % OF AVERAGE NET ASSETS
Intermediate Bond    .40% on first $50 million; .32% on next $100 million;
                     .24 on assets in excess of $150 million

Value .50% on first $350 million; .45% on assets in excess of $350 million; the minimum annual fee shall be $350,000 plus .20%

Growth               .70% on first $25 million; .65% on next $25 million;
                     .60% on assets in excess of $50 million

International        .85% on first $50 million; .75% on assets in excess of
                     $50 million

As permitted by the above agreements, the Adviser has retained the following sub-advisers:

FUND                 SUB-ADVISOR
Money Market         J.P. Morgan Chase & Co.

Intermediate Bond    Van Kampen Management, Inc.

Value                Wellington Management Company, LLP*

Growth               State Street Research & Management Company

International        Nicholas-Applegate Capital Management

*Wellington Management Company, LLP became sub-adviser for the Value Fund effective December 30, 1999. Prior to that agreement, sub-advisory services were provided by Ark Asset Management Co., Inc.

Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Value Fund, Intermediate Bond Fund, Growth Fund and International Fund have entered into a Plan and Agreement of Distribution with Activa Asset Management LLC. Under the terms of the agreement, Activa Asset Management LLC provides services in connection with distributing the Funds' shares (except the Money Market Fund and Value Fund Class R). For these services rendered, the Funds compensate Activa Asset Management LLC monthly at a maximum annual rate of .25 of 1% of the average net assets of the Fund. For the year or period ended June 30, 2001 the Board of Trustees approved an annual rate of .15 of 1%.


30  Activa Mutual Funds Semiannual Report

Activa Notes to Financial Statements continued

The Funds have a transfer agency and dividend disbursing agency agreement with Activa Asset Management LLC. Under these agreements, Activa Asset Management LLC is the agent for transfer of the Funds' shares and disbursement of the Funds' distributions. For these services, The Money Market, Intermediate Bond, Value (Class A), Growth and International Funds pay a monthly fee based upon $1.167 per account in existence during the month. The transfer agent is compensated by the Value Fund (Class R) at a monthly rate of 1/12 of .20% (.20% annually) of average net assets.

On June 11, 1999 the Trust entered into an administrative agreement with Activa Asset Management LLC. Under the terms of the agreement Activa Asset Management LLC will act as administrator for the Funds. As administrator of the Funds, Activa Asset Management LLC will furnish office space and office facilities, equipment and personnel, pay the fees of all Trustees of the Trust, as well as providing services relating to compliance, tax and financial service requirements. For these services, the administrator will be compensated quarterly by each fund at an annual rate of .15% of average daily net assets.

On July 9, 1999 the Trust entered into a Fund Accounting Agreement with Bisys Fund Services Ohio, Inc. (Fund Accountant). As stated in the agreement, the Fund Accountant is responsible for the maintenance of books and records, performance of daily accounting services, providing the Funds' management with monthly financial statements and certain information necessary for meeting compliance requirements. The Fund Accountant is compensated by each fund based upon an annual fee of $35,000 for assets up to $100 million; $50,000 for assets between $100 million and $1 billion; and $75,000 for assets in excess of $1 billion. In addition, each fund will pay the Fund Accountant an annual fee of $2,500 for portfolio accounting reports provided to investment adviser personnel through internet access.

Prior to June 11, 1999 the Value Fund had substantially the same agreements for all of the above services provided by Amway Management Company, the former Adviser, Transfer Agent, Distributor and Underwriter.

4. INVESTMENT TRANSACTIONS

At June 30, 2001, the cost of investments owned by the Value Fund was $144,446,547 for federal income tax purposes. Aggregate gross unrealized appreciation on securities in which there was an excess of market value over tax cost was $15,464,296. Aggregate gross unrealized depreciation on securities in which there was an excess of tax cost over market value was $9,631,376. Net unrealized appreciation for tax purposes was $5,832,920, at June 30, 2001.

The unrealized appreciation (depreciation) at June 30, 2001 based upon cost of both long-term and short-term securities for the funds that have elected an October 31st year-end for federal income tax purposes were as follows:

                                                    Net       Cost for
                   Gross          Gross      unrealized        federal
              unrealized     unrealized    appreciation     income tax
Fund        appreciation   depreciation   (depreciation)      purposes
----        ------------   ------------   -------------    -----------

Money Market         N/A            N/A             N/A     54,096,010
Intermediate
     Bond      4,276,379        684,196       3,592,183    152,707,506
Growth           792,841      2,078,657      (1,285,816)    25,895,260
International    568,040      2,298,716      (1,730,676)    21,987,966

5. RELATED PARTY TRANSACTION

A certain class of Independent Business Owners of Alticor, Inc. received part of its Emerald profit-sharing bonus in common stock shares of the Value Fund or Money Market Fund. On January 11, 2001, Alticor, Inc. purchased 6,393 Value Fund shares valued at $46,220 (based upon the net asset value of $7.23 per share) and 1,451,815 Money Market Fund shares valued at $1,451,815 (based upon the net asset value of $1.00 per share) and transferred the shares to these Independent Business Owners.


                                        Activa Mutual Funds Semiannual Report 31


Activa Financial Highlights
                                                             MONEY MARKET FUND             INTERMEDIATE BOND FUND
                                                         PERIOD            PERIOD           PERIOD            PERIOD
                                                          ENDED             ENDED            ENDED             ENDED
                                                        6/30/01          12/31/00          6/30/01          12/31/00
PER SHARE OUTSTANDING FOR EACH PERIOD                (UNAUDITED)         (AUDITED)      (UNAUDITED)         (AUDITED)
                                                     ----------        ----------      -----------       -----------
Net Asset Value, Beginning of Period                      $1.00             $1.00           $10.19             $9.87
Income from investment operations:
       Net investment income (loss)                        0.02              0.06             0.30              0.62
       Net realized and unrealized gains (losses)
         on securities                                       --                --             0.07              0.32
                                                     ----------        ----------      -----------       -----------
Total from investment operations                           0.02              0.06             0.37              0.94
Less Distributions:
       Dividends from net investment income                0.02              0.06             0.28              0.62
       Dividends in excess of net investment income          --                --               --                --
       Distributions from capital gains                      --                --               --                --
                                                     ----------        ----------      -----------       -----------
Total Distributions                                        0.02              0.06             0.28              0.62
                                                     ----------        ----------      -----------       -----------
Net Asset Value, End of Period                            $1.00             $1.00           $10.28            $10.19
Total Return *                                            2.31%             5.96%            3.58%             9.84%
RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period                            53,943,805        48,036,308      159,368,409       153,657,144
Ratio of expenses to average net assets                    0.3%              0.6%             0.4%              0.7%
Ratio of net income (loss) to average net assets           2.3%              5.8%             2.9%              6.2%
Portfolio turnover rate                                     N/A               N/A            23.5%             39.9%
Average commission rate paid per share for
       portfolio transactions                               N/A               N/A              N/A               N/A


Activa Financial Highlights

                                                           VALUE FUND - CLASS A                VALUE FUND - CLASS R
                                                         PERIOD              YEAR           PERIOD              YEAR
                                                          ENDED             ENDED            ENDED             ENDED
                                                        6/30/01          12/31/00          6/30/01          12/31/00
PER SHARE OUTSTANDING FOR EACH PERIOD                (UNAUDITED)         (AUDITED)      (UNAUDITED)         (AUDITED)
                                                     ----------        ----------       ----------        ----------
Net Asset Value, Beginning of Period                      $7.44             $6.61            $7.44             $6.60
Income from investment operations:
       Net investment income (loss)                        0.03              0.08             0.03              0.08
       Net realized and unrealized gains (losses)
         on securities                                    (0.18)             0.83            (0.18)             0.84
                                                     ----------        ----------       ----------           -------
Total from investment operations                          (0.15)             0.91            (0.15)             0.92
Less Distributions:
       Dividends from net investment income                  --              0.08               --              0.08
       Dividends in excess of net investment income          --                --               --                --
       Distributions from capital gains                      --                --               --                --
                                                     ----------        ----------       ----------           -------
Total Distributions                                          --              0.08               --              0.08
                                                     ----------        ----------       ----------           -------
Net Asset Value, End of Period                            $7.29             $7.44            $7.29             $7.44
Total Return *                                           -2.02%            13.82%           -2.02%            13.95%
RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period                           151,275,228       170,658,789        1,893,974         1,294,980
Ratio of expenses to average net assets                    0.5%              1.1%             0.5%              1.0%
Ratio of net income (loss) to average net assets           0.4%              1.1%             0.4%              1.1%
Portfolio turnover rate                                   49.4%            113.9%            49.4%            113.9%
Average commission rate paid per share for
       portfolio transactions                            0.0356            0.0350           0.0356            0.0350


Activa Financial Highlights

                                                            GROWTH FUND                       INTERNATIONAL FUND
                                                         PERIOD            PERIOD           PERIOD            PERIOD
                                                          ENDED             ENDED            ENDED             ENDED
                                                        6/30/01          12/31/00          6/30/01          12/31/00
PER SHARE OUTSTANDING FOR EACH PERIOD                (UNAUDITED)         (AUDITED)      (UNAUDITED)         (AUDITED)
                                                     ----------        ----------       ----------        ----------
Net Asset Value, Beginning of Period                      $9.76            $11.39            $9.53            $14.20
Income from investment operations:
       Net investment income (loss)                       (0.02)            (0.05)            0.01             (0.04)
       Net realized and unrealized gains (losses)
         on securities                                    (1.18)            (1.22)           (1.85)            (3.59)
                                                     ----------        ----------       ----------        ----------
Total from investment operations                          (1.20)            (1.27)           (1.84)            (3.63)
Less Distributions:
       Dividends from net investment income                  --                --               --                --
       Dividends in excess of net investment income          --                --               --                --
       Distributions from capital gains                      --              0.36               --              1.04
                                                     ----------        ----------       ----------        ----------
Total Distributions                                          --              0.36               --              1.04
                                                     ----------        ----------       ----------        ----------
Net Asset Value, End of Period                            $8.56             $9.76            $7.69             $9.53
Total Return *                                          -12.30%           -11.01%          -19.31%           -25.31%
RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period                            24,065,167        27,661,390       22,108,465        27,400,022
Ratio of expenses to average net assets                    0.7%              1.3%             0.8%              1.5%
Ratio of net income (loss) to average net assets          -0.3%             -0.4%             0.1%             -0.3%
Portfolio turnover rate                                   87.3%            111.9%           110.5%            214.9%
Average commission rate paid per share for
       portfolio transactions                            0.0261            0.0347           0.0185            0.0022




* The period ended June 30, 2001 is not annualized but an aggregate total return for the period.

2 PAGE SPREAD 32-33 Activa Mutual Funds Semiannual Report


Activa Mutual Funds
2905 Lucerne SE, Suite 200
Grand Rapids, Michigan 49546
(616) 787-6288 (800) 346-2670

www.activafunds.com


                                                               Printed in U.S.A.